Convertible Note (Details) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2025	Sep. 11, 2023
Sep 2023 Notes [Member]
Convertible Note [Line Items]
Additional borrowings						$ 3,000,000
Debt interest rate						6.00%
Debt instrument conversion price (in Dollars per share)						$ 2.42
DiamiR Biosciences Corp. [Member]
Convertible Note [Line Items]
Debt interest rate			4.00%
Debt instrument conversion price (in Dollars per share)	$ 1.8
Debt Instrument, Interest Rate, Basis for Effective Rate	4%
Discounts on note payable to founder	$ 12,694	$ 24,970	$ 34,692	$ 35,063
Borrowing effective rate	9.50%
Effective interest rate			10.00%
Debt discount	$ 77,475		$ 96,332	105,178
Borrowings amount	$ 100,000
Percentage of voting stock after transactions	50.00%
Additional borrowings	$ 250,000	$ 200,000	$ 300,000	$ 200,000
DiamiR Biosciences Corp. [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Effective interest rate					10.00%
DiamiR Biosciences Corp. [Member] | Third Party Investor [Member]
Convertible Note [Line Items]
Debt interest rate	10.00%
DiamiR Biosciences Corp. [Member] | Merger or Consolidation [Member]
Convertible Note [Line Items]
Voting power percentage	50.00%
DiamiR Biosciences Corp. [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Effective interest rate	9.50%
DiamiR Biosciences Corp. [Member] | Founders [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Additional borrowings	$ 150,000
DiamiR Biosciences Corp. [Member] | Founders [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Effective interest rate			10.00%
Debt discount			$ 35,063
Additional borrowings			200,000
Debt instrument principal amount			$ 300,000